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                                 EISEMAN LEVINE
                          LEHRHAUPT & KAKOYIANNIS, P.C.
                                805 Third Avenue
                            New York, New York 10022


                                                               January 16, 2007


United States Securities and Exchange Commission
Division of Corporate Finance (Mail Stop 3561)
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jay Williamson and Carlton Tartar

                   Re: Alpha Security Group Corporation
                       Amendment No. 4 on Form S-1
                       Registration Statement
                       SEC File No. 33-127999

Dear Mr. Williamson and Mr. Tartar:

         On behalf of our client, Alpha Security Group Corporation (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 4 on Form S-1 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's comment letter, dated January 12, 2007 (the headings and numbered paragraphs correspond to the headings and numbered paragraphs in the Staff's comment letter):

General

         1. See additional disclosure on pages 3, 13, 41 and 70 of the Registration Statement confirming that the investors in the private placement will not ask, and Maxim Group LLC will not grant, any waiver of the lock-up agreement.

         2. See additional disclosure on page 50 of the Registration Statement clarifying that in the event that the Company acquires less than 100% of the stock of a target business, for purposes of the 80% test the Company will use the pro-rated portion (based on its percentage ownership of the target business) of 100% of the fair market value of the target business as determined by the Board of Directors.

         3. The following disclosure pertaining to the incentive warrants has been added to the Registration Statement: (1) a footnote (5) has been added to the beneficial ownership table on page 68 of the Registration Statement stating that the beneficial ownership does not reflect the incentive warrants and referencing the discussion on page 69 of the Registration Statement; (2) the value of the anticipated compensation charge disclosed on pages 27 - 28 has been added to "Certain Relationships and Related Transactions" (page 71) and "Principal Stockholders" (page


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United States Securities and Exchange Commission
Division of Corporate Finance
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69); (3) disclosure has been added to the "Dilution" section (page 41) to expand and clarify the dilutive impact of the incentive warrants; and (4) additional disclosure of the impact of the incentive warrants on the Company's stock price in the future has been made to the related risk factors on pages 27-28 of the Registration Statement.

         4. We have reviewed and amended the calculation of the registration fee for the change in the offering price from $8.00 to $10.00 (the size of the offering decreased in Amendment No. 3 from $66 million to $60 million).

Summary Financial Data, page 14

         5. Section 2.5 of the Unit Purchase Option (Exhibit 10.7) does provide that there are no circumstances in which there will be a net cash settlement of the Unit Purchase Option. Accordingly, the Unit Purchase Option has been characterized as equity under the guidance of paragraph 17 of EITF 00-19.

Risk Factors, page 16

         6. Disclosure has been added to pages 28 and 77 of the Registration Statement clarifying that the securities purchased in the private placement remain subject to a lock-up agreement and cannot be transferred or exercised, as the case may be, until the consummation of a business combination, notwithstanding that the holders of the private placement units are entitled to require the Company to register the shares of common stock underlying the units and the shares of common stock issuable upon exercise of the warrants underlying the units at any time after the date the Company announces a letter of intent with respect to a business combination. Accordingly, since the private placement securities cannot be sold prior to the consummation of a business combination, we do not believe that the registration of such securities undermines the protective provisions contained in the Registration Statement. In addition, we have added disclosure on pages 3 and 70 of the Registration Statement to clarify that the transfer restrictions (lock-up agreement) apply to the securities underlying the private placement units.

         7. Disclosure has been added on pages 19 and 53 of the Registration Statement clarifying that the Company is obligated to enforce the indemnification agreement against its executive officers in the case that it is forced to liquidate.

         8. Disclosure has been added to the risk factor on page 26 to more fully address the liquidation-related funding requirements.



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United States Securities and Exchange Commission
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January 16, 2007
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Principal Stockholders, page 66

         9. Mr. Wasserman has known Laura Haffner for approximately the past seven years. Mr. Wasserman offered her shares in the Company because she may be of assistance with respect to the Company's business plan because of her background in the insurance business including property and casualty, terrorism insurance and catastrophe bonds. With respect to Michael Weinstein, Mr. Wasserman first met Mr. Weinstein approximately seven years ago during the course of a business transaction. Mr. Wasserman invited Mr. Weinstein to be a special advisor to the Company and offered him shares in the Company based on his background (as disclosed on page 64 of the Registration Statement) and his contacts in the homeland security and defense industries.

Financial Statements

Note 5 - Commitments, page F-10

         10. See additional disclosure in Management's Discussion and Analysis (page 45 of the Registration Statement) and Note 5 to the Financial Statements (page F-10) discussing the value attributable to the common stock and warrants included in the units, along with the Company's basis for this determination.

Exhibits

Exhibit 1.1

         11. Section 3.7.1 of the Underwriting Agreement (Exhibit 1.1) and the disclosure on pages 10, 50 and 66 of the Registration Statement have been amended to provide for the Company's procedures regarding a business combination with an affiliated entity.

         The Registration Statement has also been amended in certain other respects.

          Please contact the undersigned with your comments and questions relating to this filing as soon as possible.


                                   Sincerely,

                                   /s/ Sam Schwartz
                                   Sam Schwartz
SS: vc
cc: Steven Wasserman, CEO
    Alpha Security Group Corporation
    Maxim Group LLC
    Douglass S. Ellenoff, Esq.
    Lawrence A. Rosenbloom, Esq.